Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Schedule of Changes in Taxes, Civil and Labor Provisions

Description	Provisions for return of aircraft and engines	Provision for tax, civil and labor risks	Provision for onerous contract	Provision for post-employment benefit	Total

Balance at December 31, 2019	904,095	87,506	821,751	—	1,813,352

Business combination - Azul Conecta	—	1,688	—	—	1,688
Additions	304,594	183,014	362,426	9,921	859,955
Write-offs/Payment	(118,504)	(116,394)	(262,946)	—	(497,844)
Interest incurred	84,939	—	206,011	687	291,637
Changes in assumptions	—	—	—	(655)	(655)
Foreign currency exchange	161,062	—	213,280	—	374,342

Balance at December 31, 2020	1,336,186	155,814	1,340,522	9,953	2,842,475
Additions	790,727	549,791	252,164	212	1,592,894
Reversal	—	—	(970,811)	—	(970,811)
Payments	(95,344)	(146,623)	(150,944)	—	(392,911)
Interest incurred	80,484	—	156,516	740	237,740
Effect of change in financial assumptions	—	—	—	(4,744)	(4,744)
Effect of plan experience	—	—	—	(400)	(400)
Transfers	37,898	—	(37,898)	—	—
Foreign currency exchange	91,488	—	103,858	—	195,346

Balance at December 31, 2021	2,241,439	558,982	693,407	5,761	3,499,589

Current	312,671	146,623	517,809	—	977,103
Non-current	1,928,768	412,359	175,598	5,761	2,522,486

Schedule of Provision for tax civil and labor risks

	Probable loss		Possible loss
	December 31,		December 31,
Description	2021	2020	2021	2020

Tax	218,051	2,858	217,470	154,640
Civil	69,326	104,915	44,661	43,347
Labor	52,121	48,041	107,427	114,524
Other	219,484	—	—	—
	558,982	155,814	369,558	312,511

Schedule of Provision for post-employment benefit

	December 31,
	2021	2020

Actuarial liabilities at the beginning of the year	9,953	—

Current service cost recognized in P&L	212	9,921
Cos of interest recognized in P&L	740	687
Effect of change in financial assumptions	(4,744)	(962)
Effect of plan experience	(400)	307
Actuarial liabilities at the end of the year	5,761	9,953

Actuarial assumptions
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate p.a.	10.57%	7.43%
Actual discount rate p.a.	5.30%	3.80%
Estimated inflation rate in the long term p.a.	5.00%	3.50%
HCCTR - Average nominal inflation rate p.a.	8.15%	6.60%
HCCTR - Actual nominal inflation rate p.a.	3.00%	3.00%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%